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United States

Securities and Exchange Commission

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21235

Federated Hermes Premier Municipal Income Fund

(Exact name of registrant as specified in charter)

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of principal executive offices) (Zip code)

Peter J. Germain, Esquire

Federated Hermes, Inc.

1001 Liberty Avenue

Pittsburgh, PA 15222-3779

(Name and address of agent for service)

Registrant’s telephone number, including area code: 412-288-1900

Date of fiscal year end: November 30

Date of reporting period: 7/1/2021 through 6/30/2022

Item 1. Proxy Voting Record.

Registrant Name: Federated Hermes Premier Municipal Income Fund

Fund Name: Federated Hermes Premier Municipal Income Fund

Issuer Name	Country	Meeting Date	Meeting Type	Record Date	Ticker	Security ID	Symbol Type	Ballot Issue Number	Proposal Text	Proponent	Mgmt Reco	Vote Cast	Fund Name	Logical Ballot Status
New Hampshire Health and Education Facilities Authority	United States	4/14/2022	Consent	3/14/2022	NA	64461XBF1	CUSIP	1	Vote On The Plan. (For = Accept, Against = Reject)(Abstain Votes Do Not Count)	Mgmt	N/A	For	Federated Hermes Premier Municipal Income Fund	Voted
New Hampshire Health and Education Facilities Authority	United States	4/14/2022	Consent	3/14/2022	NA	64461XBF1	CUSIP	2	The undersigned Beneficial Holder of the Claim did not vote to accept the Plan and consents to the Third Party Release in Article IX.D of the Plan. (For = Opt In, Against Or Abstain = Do Not Opt In)	Mgmt	N/A	Abstain	Federated Hermes Premier Municipal Income Fund	Voted

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Federated Hermes Premier Municipal Income Fund

By (Signature and Title)	/s/ J. Christopher Donahue
J. Christopher Donahue
Principal Executive Officer

Date:	August 22, 2022